Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)			12 Months Ended
	Oct. 01, 2015 shares	Oct. 01, 2014 shares	Dec. 31, 2018 EUR (€) shares
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,775,445	6,927,953	8,466,996
Outstanding shares (shares)			8,451,511
Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			4,233,498
Outstanding shares (shares)			4,225,755.5
Unit fair value | €			€ 4.52
Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			4,233,498
Outstanding shares (shares)			4,225,755.5
Unit fair value | €			€ 6.46
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			787,500
Outstanding shares (shares)			785,750
Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			393,750
Outstanding shares (shares)			392,875
Unit fair value | €			€ 4.52
Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			393,750
Outstanding shares (shares)			392,875
Unit fair value | €			€ 6.46